BASIS OF CONSOLIDATION AND INVESTMENTS (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	R$ 162,181
Balance at December 31, 2022	159,080	R$ 162,181
Balance at December 31, 2022	159,080	162,181
Land [member]
IfrsStatementLineItems [Line Items]
Cost	101,513	101,542	R$ 97,610
Balance at December 31, 2021	101,542	101,542	97,610
Transfer of property, plant and equipment			4,065
Transfers to other asset groups			(133)
Write-off	(29)
Balance at December 31, 2022	101,513	101,542	101,542
Balance at December 31, 2022	101,513	101,542	101,542
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	87,977	87,977	86,548
Accumulated depreciation	(30,410)	(27,338)	(24,284)
Balance at December 31, 2021	60,639	60,639	62,264
Depreciation (note 26)	(3,072)		(3,055)
Transfer of property, plant and equipment			1
Acquisition of Elizabeth			1,296
Transfers to other asset groups			133
Balance at December 31, 2022	57,567	60,639	60,639
Balance at December 31, 2022	57,567	60,639	60,639
Consolidated Total [Member]
IfrsStatementLineItems [Line Items]
Cost	189,490	189,519	184,158
Accumulated depreciation	(30,410)	(27,338)	(24,284)
Balance at December 31, 2021	162,181	162,181	159,874
Depreciation (note 26)	(3,072)		(3,055)
Transfer of property, plant and equipment			4,066
Acquisition of Elizabeth			1,296
Write-off	(29)
Balance at December 31, 2022	159,080	162,181	162,181
Balance at December 31, 2022	R$ 159,080	R$ 162,181	R$ 162,181